Financial instruments and financial risk management - Market Risk Sensitivity Analysis (Details) - Market risk - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Market Risk Sensitivity Analysis
Reasonably possible increase in share price (as a percent)	10.00%	10.00%
Reasonably possible decrease in in share price (as a percent)	10.00%	(10.00%)
Impact of reasonably possible increase in share price	€ 2,779	€ 238
Impact of reasonably possible decrease in share price	€ (2,632)	€ (38)
Reasonably possible increase in volatility (as a percent)	10.00%	10.00%
Reasonably possible decrease in volatility (as a percent)	10.00%	(10.00%)
Impact of reasonably possible increase in volatility of shares	€ 485	€ 238
Impact of reasonably possible decrease in volatility of shares	€ (461)	€ (238)